INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH(Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets [abstract]
Intangible assets	€ 440,456	€ 354,394	€ 307,810
Property, plant and equipment	710,260	669,283	626,130
Deferred tax assets	94,091	119,357
Total non-current assets	2,060,027	1,962,151
Current assets [abstract]
Current inventories	393,765	323,998
Trade receivables	239,410	243,977
Other current assets	45,441	53,729
Cash and cash equivalents	647,706	457,784	182,753	€ 134,278
Total current assets	2,081,077	1,887,453
Total assets	4,141,104	3,849,604
Equity and liabilities [abstract]
Equity	783,936	329,805	(19,403)	€ 2,478,313
Debt	1,806,181	1,848,041
Trade payables	607,505	614,888
Other liabilities	620,350	656,275
Total equity and liabilities	4,141,104	3,849,604
Profit or loss [abstract]
Net revenues	3,416,890	3,105,084	2,854,369
Cost of sales	1,650,860	1,579,690	1,498,806
Selling, general and administrative costs	329,065	295,242	338,626
Other expenses, net	6,867	24,501	11,035
Profit before taxes	746,156	567,353	434,169
Tax expense (income), continuing operations	208,760	167,635	144,115
Net profit	537,396	399,718	€ 290,054
Ferrari Financial Services GmbH
Non-current assets [abstract]
Intangible assets	647	1,133
Property, plant and equipment	66	119
Deferred tax assets	1,977	2,736
Total non-current assets	2,690	3,988
Current assets [abstract]
Current inventories	259	412
Trade receivables	1,461	472
Current loans and receivables	493,985	463,108
Other current assets	8,292	3,543
Cash and cash equivalents	8,109	29,087
Total current assets	512,106	496,622
Total assets	514,796	500,610
Equity and liabilities [abstract]
Equity	44,705	39,921
Non-current liabilities and provisions	8,903	7,920
Debt	457,787	447,272
Trade payables	457	123
Other liabilities	2,944	5,374
Total equity and liabilities	514,796	500,610
Profit or loss [abstract]
Net revenues	26,505	27,471
Cost of sales	11,525	9,563
Selling, general and administrative costs	8,173	8,432
Other expenses, net	245	180
Profit before taxes	6,562	9,296
Tax expense (income), continuing operations	1,689	2,070
Net profit	€ 4,873	€ 7,226